Organization, Business Operation and Going Concern Consideration (Details) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	May 09, 2025	Nov. 19, 2024	Nov. 21, 2024	Nov. 19, 2024	Nov. 18, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 18, 2026	Nov. 30, 2025	Mar. 31, 2025	Mar. 17, 2025	Dec. 31, 2023
Organization, Business Operation and Going Concern Consideration
Cash												$ 0
HORIZON SPACE ACQUISITION II CORP
Organization, Business Operation and Going Concern Consideration
Working capital deficit						$ 1,784,554	$ 1,319,649
Additional private placement price per unit					$ 10
Total gross proceeds from IPO			$ 9,000,000				69,000,000	$ 69,000,000
Transaction cost						1,844,819	1,844,819
Underwriting commissions						1,035,000	1,035,000
Representative shares, value					$ 297,045	341,602	341,602
Other offering costs						468,217	468,217
Cash						$ 9,586	$ 7,917	$ 646,720			$ 364,776		$ 0
Ordinary shares issued						210,000	210,000
Additional representative shares						31,500	31,500
Over allotment description						each three months extension, $690,000 as the underwriter’s over-allotment option had been exercised in full ($0.10 per share in either case), up to an aggregate of $1,380,000, on or prior to the date of the applicable deadline	each three months extension, $690,000 as the underwriter’s over-allotment option had been exercised in full ($0.10 per share in either case), up to an aggregate of $1,380,000, on or prior to the date of the applicable deadline.
Underwriter with fair value						$ 44,557	$ 44,557
Net tangible assets						5,000,001	5,000,001
Net of interest taxes payable						50,000	50,000
Cash held outside of trust account						939,635	939,635
Deposit into the Trust Account							690,000		$ 100,000	$ 690,000
Unsecured Promissory note principal amount									$ 100,000
HORIZON SPACE ACQUISITION II CORP | Underwriter [Member]
Organization, Business Operation and Going Concern Consideration
Additional private placement price per unit			$ 10		$ 10
Total gross proceeds from IPO			$ 9,000,000
Share sold during period			900,000
Representative shares, value						$ 297,045	$ 297,045
Ordinary shares issued							210,000
Additional representative shares						31,500	31,500
HORIZON SPACE ACQUISITION II CORP | Top [Member]
Organization, Business Operation and Going Concern Consideration
Ordinary shares issued						241,500	241,500
Tax obligations and liquidation expenses						$ 50,000	$ 50,000
Additional Private Units [Member] | HORIZON SPACE ACQUISITION II CORP
Organization, Business Operation and Going Concern Consideration
Gross proceeds from initial private placement			$ 135,000
Additional private placement price per unit			$ 10
Sale of an additional initial private placement unit			13,500
Initial Public Offering [Member] | HORIZON SPACE ACQUISITION II CORP
Organization, Business Operation and Going Concern Consideration
Additional private placement price per unit			$ 10		$ 10
Share distribution description					Each unit consists of one ordinary share, and one right to receive one-tenth (1/10) of one ordinary share. Each ten rights entitle the holder thereof to receive one ordinary share upon the consummation of the Business Combination.
Total gross proceeds from IPO					$ 60,000,000
Initial private placement unit purchased					6,000,000
Private Placement [Member]
Organization, Business Operation and Going Concern Consideration
Additional private placement price per unit						$ 10
Private Placement [Member] | HORIZON SPACE ACQUISITION II CORP
Organization, Business Operation and Going Concern Consideration
Gross proceeds from initial private placement	$ 7,800,000
Additional private placement price per unit						$ 10	$ 10
Initial private placement aggregate purchase price						$ 2,000,000	$ 2,000,000
Initial private placement unit purchased						200,000	200,000
Over-Allotment Option [Member] | HORIZON SPACE ACQUISITION II CORP
Organization, Business Operation and Going Concern Consideration
Additional share purchase		900,000		900,000	900,000
Share sold during period			900,000
Over-Allotment Option [Member] | HORIZON SPACE ACQUISITION II CORP | Top [Member]
Organization, Business Operation and Going Concern Consideration
Total gross proceeds from IPO			$ 1,035,000